Mine properties, plant and equipment - Schedule of detailed information about Mine properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 175,237
Ending Balance	212,176	$ 175,237
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	322,891	267,035
Additions	53,428	44,101
Credits received	(555)
Disposals	(2,696)	(4,357)
Reclassifications	0	0
Effects of changes in foreign exchange rates	23,893	16,112
Ending Balance	396,961	322,891
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(147,654)	(120,376)
Depreciation	28,611	24,174
Disposals	(2,696)	(4,357)
Effects of changes in foreign exchange rates	11,216	7,461
Ending Balance	(184,785)	(147,654)
Building and Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,813
Ending Balance	3,234	4,813
Building and Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,388	3,968
Additions	175	2,530
Credits received	(555)
Disposals	(370)	(152)
Reclassifications	0	0
Effects of changes in foreign exchange rates	51	42
Ending Balance	5,689	6,388
Building and Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,575)	(508)
Depreciation	1,324	1,198
Disposals	(370)	(152)
Effects of changes in foreign exchange rates	(74)	21
Ending Balance	(2,455)	(1,575)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	56
Ending Balance	48	56
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	321	243
Additions	0	61
Credits received	0
Disposals	0	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	25	17
Ending Balance	346	321
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(265)	(243)
Depreciation	13	5
Disposals	0	0
Effects of changes in foreign exchange rates	20	17
Ending Balance	(298)	(265)
Mine Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,709
Ending Balance	89,360	67,709
Mine Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	106,455	94,477
Additions	25,501	7,147
Credits received	0
Disposals	0	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	7,138	4,831
Ending Balance	139,094	106,455
Mine Properties [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(38,746)	(32,450)
Depreciation	8,473	4,701
Disposals	0	0
Effects of changes in foreign exchange rates	2,515	1,595
Ending Balance	(49,734)	(38,746)
Buildings, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	73,235
Ending Balance	107,763	73,235
Buildings, Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	180,303	163,234
Additions	6,329	6,788
Credits received	0
Disposals	(2,326)	(4,205)
Reclassifications	41,902	3,523
Effects of changes in foreign exchange rates	13,853	10,963
Ending Balance	240,061	180,303
Buildings, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(107,068)	(87,175)
Depreciation	18,801	18,270
Disposals	(2,326)	(4,205)
Effects of changes in foreign exchange rates	8,755	5,828
Ending Balance	(132,298)	(107,068)
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,424
Ending Balance	11,771	29,424
Construction In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,424	5,113
Additions	21,423	27,575
Credits received	0
Disposals	0	0
Reclassifications	(41,902)	(3,523)
Effects of changes in foreign exchange rates	2,826	259
Ending Balance	11,771	29,424
Construction In Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Effects of changes in foreign exchange rates	0	0
Ending Balance	$ 0	$ 0